Operating Expenses (Tables)	9 Months Ended
Sep. 30, 2019
Analysis of income and expense [abstract]
Schedule of Operating Expenses

The nature of the Company’s operating expenses from operations include the following:

	Nine months ended September 30,
	2019	2018
	$	$
Key management personnel:
Salaries and short-term employee benefits	835	2,045
Consultant fees	151	—
Share-based compensation costs	731	489
Post-employment benefits	—	56
Termination benefits	—	205
	1,717	2,795
Other employees:
Salaries and short-term employee benefits	1,318	1,174
Share-based compensation costs	14	27
Post-employment benefits	262	28
Termination benefits	773	19
	2,367	1,248

Professional fees	2,287	5,098
Consulting fees	120	—
Insurance	663	940
Third-party R&D	480	157
Contracted sales force	—	169
Travel	130	441
Marketing services	2	169
Laboratory supplies	32	303
Other goods and services	112	271
Leasing costs, net of sublease receipts of $126 (2018 - $92)	238	249
Impairment of right of use asset (note 4)	276	—
Write-off of other current assets	169	—
Depreciation and amortization	255	47
Operating foreign exchange losses	44	28
	8,892	11,915